Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories	INVENTORIES

(in millions)	2018	2017
Materials and supplies	$280	$238
Gas and fuel in storage	87	97
Coal inventory	31	32
	$398	$367